STOCK OPTIONS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Ending Balance (in shares)		6,960,609
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)	1,310,665	3,768,428
Number of Options, Cancelled as a result of Merger (in shares)		(3,768,428)
Number of Options, Re-issued as a result of Merger (in shares)		3,768,428
Number Options, Exercised (in shares)	(1,310,665)
Number of Options, Issued (in shares)	3,894,252	3,459,560
Number of Options, Cancelled (in shares)	(125,824)	(267,379)
Number of Options, Outstanding, Ending Balance (in shares)	3,768,428	6,960,609
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 0.19	$ 0.22
Weighted-Average Exercise Price, Cancelled as a result of Merger (in dollars per share)		0.22
Weighted-Average Exercise Price, Re-issued as a result of Merger (in dollars per share)		0.22
Weighted-Average Exercise Price, Exercised (in dollars per share)	0.19
Weighted-Average Exercise Price, Issued (in dollars per share)	0.22	0.97
Weighted-Average Exercise Price, Cancelled (in dollars per share)	0.17	0.22
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share)	$ 0.22	$ 0.59